Significant Acquisition And Equity Transactions (Details 9) $ in Millions	12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2012 CNY (¥)
Other acquisitions
Goodwill		¥ 11,793,000,000	¥ 11,294,000,000	$ 6,764	¥ 41,933,000,000	¥ 11,436,000,000
Total purchase consideration comprised of:
- cash consideration	¥ 16,291,000,000	767,000,000	100,000,000
Fair value of shares as consideration	14,679,000,000	276,000,000	333,000,000
Other acquisitions, summarized
Other acquisitions
Net assets		24,000,000	540,000,000		266,000,000
Identifiable intangible assets		486,000,000	104,000,000		421,000,000
Deferred tax assets					5,000,000
Deferred tax liabilities		(29,000,000)	(23,000,000)		(95,000,000)
Subtotal		481,000,000	621,000,000		597,000,000
Noncontrolling interests			(294,000,000)		(269,000,000)
Net identifiable assets acquired		481,000,000	327,000,000		328,000,000
Goodwill		543,000,000	152,000,000		1,806,000,000
Total		1,024,000,000	479,000,000		2,134,000,000
Fair value of previously held equity interests	(107,000,000)		(300,000,000)
Purchase consideration settled		(731,000,000)	(96,000,000)		(1,927,000,000)
Contingent/deferred consideration as of year end		293,000,000	83,000,000		¥ 100,000,000
Total purchase consideration comprised of:
- cash consideration	2,027,000,000	843,000,000	140,000,000
- fair value of previously held equity interests	107,000,000		300,000,000
- share based consideration		181,000,000	39,000,000
Total	2,134,000,000	1,024,000,000	479,000,000
Loss recognized in relation to the revaluation of previously held equity interest relating to the step acquisition	¥ 61,000,000	¥ 0	4,000,000
Acquisition of remaining interest of a Company
Total purchase consideration comprised of:
- cash consideration			¥ 335,000,000
Percentage of economic interests owned immediately prior to the acquisition			79.10%
Acquisition of remaining interest of a Company | Ordinary shares
Total purchase consideration comprised of:
Fair value of shares as consideration			¥ 141,000,000